Other Assets (Tables)	3 Months Ended
Jan. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Other Assets
(millions of Canadian dollars) As at
January 31 October 31
2025 2024
Accounts receivable and other items $ 14,050 $ 12,931
Accrued interest 5,274 5,509
Cheques and other items in transit – 1,656
Current income tax receivable 5,688 4,061
Defined benefit asset

1,045

1,042
Prepaid expenses 2,345 1,794
Reinsurance contract assets 1,121 1,188
Total $ 29,523 $ 28,181